GOF P2 10/18

SUPPLEMENT DATED OCTOBER 9, 2018

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH OF THE FUNDS LISTED BELOW

Templeton Funds

Templeton Foreign Fund

Templeton International Climate Change Fund

Templeton World Fund

Templeton Global Investment Trust

Templeton Dynamic Equity Fund

Templeton Global Balanced Fund

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

The Prospectuses are amended as follows:

I. The portfolio management team under the “FUND SUMMARIES – Templeton Foreign Fund – Portfolio Managers” section on page 9 is replaced with the following:

Portfolio Managers

Tucker Scott, CFA   Executive Vice President of Global Advisors and portfolio manager of the Fund since 2007.

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors and portfolio manager of the Fund since 2011.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors and portfolio manager of the Fund since 2014.

Christopher James Peel, CFA   Vice President of Global Advisors and portfolio manager of the Fund since September 2017.

Herbert J. Arnett, Jr.   Vice President of Global Advisors and portfolio manager of the Fund since September 2017.

II. The portfolio management team under the “FUND SUMMARIES – Templeton World Fund – Portfolio Managers” section on page 10 is replaced with the following:

Portfolio Managers

Portfolio Managers

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors and portfolio manager of the Fund since 2011.

Tucker Scott, CFA   Executive Vice President of Global Advisors and portfolio manager of the Fund since 2007.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors and portfolio manager of the Fund since 2014.

Christopher James Peel, CFA   Vice President of Global Advisors and portfolio manager of the Fund since 2016.

Herbert J. Arnett, Jr.   Vice President of Global Advisors and portfolio manager of the Fund since 2016.

III. The portfolio management team under the “FUND SUMMARIES – Templeton Dynamic Equity Fund – Portfolio Managers” section on page 12 is replaced with the following:

Portfolio Managers

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors and portfolio manager of the Fund since inception (2016).

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors and portfolio manager of the Fund since inception (2016).

IV. The portfolio management team under the “FUND SUMMARIES – Templeton Global Balanced Fund – Portfolio Managers” section on page 13 is replaced with the following:

Portfolio Managers

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors and portfolio manager of the global equity portion of the Fund since 2015.

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors and portfolio manager of the global equity portion of the Fund since 2011.

Michael Hasenstab, Ph.D.   Executive Vice President of Advisers and portfolio manager of the global fixed income portion of the Fund since inception (2005).

Christopher J. Molumphy, CFA   Executive Vice President and Director of Advisers and portfolio manager of the global fixed income portion of the Fund since inception (2005).

V. The portfolio management team under the “FUND SUMMARIES – Templeton Growth Fund, Inc. – Portfolio Managers” section on page 8 is replaced with the following:

Portfolio Managers

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors and portfolio manager of the Fund since 2011.

Tucker Scott, CFA   Executive Vice President of Global Advisors and portfolio manager of the Fund since 2007.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors and portfolio manager of the Fund since 2014.

Christopher James Peel, CFA   Vice President of Global Advisors and portfolio manager of the Fund since 2016.

Herbert J. Arnett, Jr.   Vice President of Global Advisors and portfolio manager of the Fund since 2016.

VI. For the Templeton Foreign Fund, the eleventh paragraph under the heading “Fund Details – Principal Investment Policies and Practices” section on page 11 is replaced with the following:

When choosing equity investments for the Fund, the investment manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. This includes an assessment by the investment manager of the potential impacts of material environmental, social and governance factors on the long-term risk and return profile of a company. The investment manager also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

VII. The portfolio management team under the “Fund Details – Templeton Foreign Fund – Management” section beginning on page 23 is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers of the team are as follows:

Tucker Scott, CFA   Executive Vice President of Global Advisors

Mr. Scott has been lead portfolio manager of the Fund since 2007. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1996.

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors

Mr. Boersma has been a portfolio manager of the Fund since 2011, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1991.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors

Ms. Arnold has been a portfolio manager of the Fund since 2014, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She first joined Franklin Templeton Investments in 1997, left in 2001 to start her own company and rejoined again in 2008.

Christopher James Peel, CFA   Vice President of Global Advisors

Mr. Peel has been a portfolio manager of the Fund since September 2017, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2007.

Herbert J. Arnett, Jr.   Vice President of Global Advisors

Mr. Arnett has been a portfolio manager of the Fund since September 2017, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

VIII. For the Templeton World Fund, the ninth paragraph under the heading “Fund Details – Principal Investment Policies and Practices” section on page 12 is replaced with the following:

When choosing equity investments for the Fund, the investment manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. This includes an assessment by the investment manager of the potential impacts of material environmental, social and governance factors on the long-term risk and return profile of a company. The investment manager also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

IX. The portfolio management team under the “FUND DETAILS – Templeton World Fund – Management” section beginning on page 23 is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers of the team are as follows:

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors

Mr. Boersma has been lead portfolio manager of the Fund since 2016 and portfolio manager of the Fund since 2011. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1991.

Tucker Scott, CFA   Executive Vice President of Global Advisors

Mr. Scott has been a portfolio manager of the Fund since 2007. He joined Franklin Templeton Investments in 1996.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors

Ms. Arnold has been a portfolio manager of the Fund since 2014. She first joined Franklin Templeton Investments in 1997, left in 2001 to start her own company and rejoined again in 2008.

Christopher James Peel, CFA   Vice President of Global Advisors

Mr. Peel has been a portfolio manager of the Fund since 2016. He joined Franklin Templeton Investments in 2007.

Herbert J. Arnett, Jr.   Vice President of Global Advisors

Mr. Arnett has been a portfolio manager of the Fund since 2016. He joined Franklin Templeton Investments in 1996.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

X. The portfolio management team under the “FUND DETAILS – Templeton Dynamic Equity Fund – Management” section beginning on page 27 is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers of the team are as follows:

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors

Mr. Boersma has been a portfolio manager of the Fund since the Fund’s inception providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1991.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors

Ms. Arnold has been a portfolio manager of the Fund since the Fund's inception providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She first joined Franklin Templeton Investments in 1997, left in 2001 to start her own company and rejoined again in 2008.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

XI. The portfolio management team under the “FUND DETAILS – Templeton Global Balanced Fund – Management” section beginning on page 31 is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in global equity and global fixed-income markets. The team responsible for the global equity component of the Fund's portfolio is:

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors

Ms. Arnold has been a lead portfolio manager of the global equity portion of the Fund since 2015. She has primary responsibility for the investments of the global equity component of the Fund, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which she may perform these functions, and the nature of these functions, may change from time to time. She first joined Franklin Templeton Investments in 1997, left in 2001 to start her own company and rejoined again in 2008.

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors

Mr. Boersma has been a portfolio manager of the global equity portion Fund since 2011, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1991.

The team responsible for the global fixed-income component of the Fund's portfolio is:

Michael Hasenstab, Ph.D.   Executive Vice President of Advisers

Dr. Hasenstab has been a lead portfolio manager of the global fixed income portion of the Fund since inception. He has primary responsibility for the investments of the global fixed income component of the Fund, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Dr. Hasenstab first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.

Christopher J. Molumphy, CFA   Executive Vice President and Director of Advisers

Mr. Molumphy has been a portfolio manager of the global fixed income portion of the Fund since inception and participates in determining asset allocation and in other investment related activities. He joined Franklin Templeton Investments in 1988.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

XII. For the Templeton Growth Fund, Inc., the eleventh paragraph under the heading “Fund Details – Principal Investment Policies and Practices” section on page [ ] is replaced with the following:

When choosing equity investments for the Fund, the investment manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. This includes an assessment by the investment manager of the potential impacts of material environmental, social and governance factors on the long-term risk and return profile of a company. The investment manager also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

XIII. The portfolio management team under the “FUND DETAILS – Templeton Growth Fund, Inc. – Management” section beginning on page 22 is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers of the team are as follows:

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors

Mr. Boersma has been lead portfolio manager of the Fund since 2011. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1991.

Tucker Scott, CFA   Executive Vice President of Global Advisors

Mr. Scott has been a portfolio manager of the Fund since 2007, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors

Ms. Arnold has been a portfolio manager of the Fund since 2014, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She first joined Franklin Templeton Investments in 1997, left in 2001 to start her own company and rejoined again in 2008.

Christopher James Peel, CFA   Vice President of Global Advisors

Mr. Peel has been a portfolio manager of the Fund since 2016. He joined Franklin Templeton Investments in 2007.

Herbert J. Arnett, Jr.   Vice President of Global Advisors

Mr. Arnett has been a portfolio manager of the Fund since 2016. He joined Franklin Templeton Investments in 1996.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

XIV. For the Templeton Global Smaller Companies Fund, the seventh paragraph under the heading “Fund Details – Principal Investment Policies and Practices” section on page 10 is replaced with the following:

When choosing equity investments for the Fund, the investment manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. This includes an assessment by the investment manager of the potential impacts of material environmental, social and governance factors on the long-term risk and return profile of a company. The investment manager also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

XV. For the Templeton International Climate Change Fund, the following paragraph is added under the “Fund Details – Principal Investment Policies and Practices” section on page 11:

When choosing equity investments for the Fund, the investment manager will also focus on the market price of the company’s securities relative to the investment manager’s long-term earnings, asset value and cash flow potential. This includes an assessment by the investment manager of the potential impacts of material environmental, social and governance factors on the long-term risk and return profile of a company. The investment manager also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

Please keep this supplement with your prospectus for future reference.